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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8934

Voya Strategic Allocation Portfolios, Inc.

(formerly ING Strategic Allocation

Portfolios, Inc.)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to June 30, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2014

Classes I and S

Strategic Allocation Funds-of-Funds

■	Voya Strategic Allocation Conservative Portfolio (formerly, ING Strategic Allocation Conservative Portfolio)

■	Voya Strategic Allocation Growth Portfolio (formerly, ING Strategic Allocation Growth Portfolio)

■	Voya Strategic Allocation Moderate Portfolio (formerly, ING Strategic Allocation Moderate Portfolio)

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutal funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January, 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2014**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,054.40	0.15%	$0.76	$1,000.00	$1,024.05	0.15%	$0.75
Class S	1,000.00	1,053.50	0.40	2.04	1,000.00	1,022.81	0.40	2.01
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,057.90	0.14%	$0.71	$1,000.00	$1,024.10	0.14%	$0.70
Class S	1,000.00	1,056.00	0.39	1.99	1,000.00	1,022.86	0.39	1.96
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,055.50	0.16%	$0.82	$1,000.00	$1,024.00	0.16%	$0.80
Class S	1,000.00	1,053.60	0.41	2.09	1,000.00	1,022.76	0.41	2.06

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
ASSETS:
Investments in securities at fair value*	$3,803,145	$6,506,444	$6,388,681
Investments in affiliated underlying funds at fair value**	91,439,873	156,482,196	153,708,648
Total investments at fair value	$95,243,018	$162,988,640	$160,097,329
Cash	53,033	82,739	92,859
Receivables:
Investment in affiliated underlying funds sold	1,447,610	1,393,132	2,004,086
Fund shares sold	3,825	90,900	50,277
Foreign tax reclaims	—	—	361
Prepaid expenses	341	605	595
Reimbursement due from manager	5,535	4,693	8,925
Other assets	13,519	22,235	21,991
Total assets	96,766,881	164,582,944	162,276,423

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,363,765	1,450,055	2,058,710
Payable for fund shares redeemed	92,442	33,393	391
Payable for investment management fees	8,614	14,606	14,424
Payable for administrative fees	4,307	7,325	7,207
Payable for distribution and shareholder service fees	688	530	506
Payable for directors fees	464	785	778
Payable to directors under the deferred compensation plan (Note 6)	13,519	22,235	21,991
Other accrued expenses and liabilities	28,107	29,712	31,086
Total liabilities	1,511,906	1,558,641	2,135,093
NET ASSETS	$95,254,975	$163,024,303	$160,141,330

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$91,738,943	$158,411,373	$158,724,761
Undistributed net investment income	932,035	858,877	1,115,164
Accumulated net realized loss	(10,000,494)	(36,044,195)	(30,420,348)
Net unrealized appreciation	12,584,491	39,798,248	30,721,753
NET ASSETS	$95,254,975	$163,024,303	$160,141,330

* Cost of investments in securities	$3,727,309	$6,374,375	$6,259,244
** Cost of investments in affiliated underlying funds	$78,931,218	$116,816,017	$123,116,375

Class I
Net assets	$91,895,469	$160,384,238	$157,655,910
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	7,351,944	11,707,064	12,131,745
Net asset value and redemption price per share	$12.50	$13.70	$13.00

Class S
Net assets	$3,359,506	$2,640,065	$2,485,420
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	270,681	193,911	192,147
Net asset value and redemption price per share	$12.41	$13.61	$12.93

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$918,136	$824,491	$1,095,457
Dividends	100,050	168,323	167,884
Total investment income	1,018,186	992,814	1,263,341

EXPENSES:
Investment management fees	53,017	89,858	89,089
Distribution and shareholder service fees:
Class S	3,821	1,680	2,459
Transfer agent fees	122	184	174
Administrative service fees	25,288	42,835	42,438
Shareholder reporting expense	3,387	12,478	12,990
Professional fees	15,842	24,232	24,295
Custody and accounting expense	3,416	5,680	5,930
Directors fees	1,391	2,356	2,334
Miscellaneous expense	2,744	2,738	2,747
Total expenses	109,028	182,041	182,456
Net waived and reimbursed fees	(35,886)	(70,712)	(55,930)
Net expenses	73,142	111,329	126,526
Net investment income	945,044	881,485	1,136,815

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	404,149	688,738	682,867
Capital gain distributions from affiliated underlying funds	59,446	1,110,218	764,289
Foreign currency related transactions	12	68	44
Sale of affiliated underlying funds	100,583	680,349	304,131
Net realized gain	564,190	2,479,373	1,751,331
Net change in unrealized appreciation (depreciation) on:
Investments	(172,226)	(307,606)	(297,673)
Affiliated underlying funds	3,632,632	5,858,762	5,848,361
Foreign currency related transactions	—	—	(2)
Net change in unrealized appreciation (depreciation)	3,460,406	5,551,156	5,550,686
Net realized and unrealized gain	4,024,596	8,030,529	7,302,017
Increase in net assets resulting from operations	$4,969,640	$8,912,014	$8,438,832

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$945,044	$2,293,522	$881,485	$2,633,671
Net realized gain	564,190	4,840,070	2,479,373	13,943,720
Net change in unrealized appreciation	3,460,406	2,715,179	5,551,156	13,970,035
Increase in net assets resulting from operations	4,969,640	9,848,771	8,912,014	30,547,426

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,338,231)	(2,185,674)	(3,174,517)	(2,554,231)
Class S	(74,450)	(39,815)	(16,151)	(11,780)
Total distributions	(2,412,681)	(2,225,489)	(3,190,668)	(2,566,011)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,322,597	12,170,049	4,314,415	7,154,907
Reinvestment of distributions	2,412,681	2,225,489	3,190,668	2,566,011
	8,735,278	14,395,538	7,505,083	9,720,918
Cost of shares redeemed	(6,501,611)	(14,578,287)	(10,083,427)	(20,361,380)
Net increase (decrease) in net assets resulting from capital share transactions	2,233,667	(182,749)	(2,578,344)	(10,640,462)
Net increase in net assets	4,790,626	7,440,533	3,143,002	17,340,953

NET ASSETS:
Beginning of year or period	90,464,349	83,023,816	159,881,301	142,540,348
End of year or period	$95,254,975	$90,464,349	$163,024,303	$159,881,301
Undistributed net investment income at end of year or period	$932,035	$2,399,672	$858,877	$3,168,060

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$1,136,815	$3,123,797
Net realized gain	1,751,331	12,416,072
Net change in unrealized appreciation	5,550,686	7,468,129
Increase in net assets resulting from operations	8,438,832	23,007,998

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,571,212)	(3,131,374)
Class S	(37,943)	(26,752)
Total distributions	(3,609,155)	(3,158,126)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,416,879	7,904,099
Reinvestment of distributions	3,609,155	3,158,126
	8,026,034	11,062,225
Cost of shares redeemed	(7,839,083)	(19,210,446)
Net increase (decrease) in net assets resulting from capital share transactions	186,951	(8,148,221)
Net increase in net assets	5,016,628	11,701,651

NET ASSETS:
Beginning of year or period	155,124,702	143,423,051
End of year or period	$160,141,330	$155,124,702
Undistributed net investment income at end of year or period	$1,115,164	$3,587,504

See Accompanying Notes to Financial Statements

8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss)
		from
		investment															Supplemental
		operations				Less Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2) (3)(4)	Net investment income (loss) (2)(3(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-14	12.17	0.13	•	0.52	0.65	0.32	—	—	0.32	—	12.50	5.44	0.23	0.15	0.15	2.06	91,895	11
12-31-13	11.14	0.31		1.02	1.33	0.30	—	—	0.30	—	12.17	12.11	0.22	0.11	0.11	2.64	87,378	55
12-31-12	10.19	0.28	•	0.96	1.24	0.29	—	—	0.29	—	11.14	12.31	0.22	0.09	0.09	2.64	81,360	107
12-31-11	10.41	0.27	•	(0.07)	0.20	0.42	—	—	0.42	—	10.19	1.79	0.22	0.06	0.06	2.63	80,825	59
12-31-10	9.80	0.36	•	0.70	1.06	0.45	—	—	0.45	—	10.41	11.07	0.20	0.09	0.09	3.66	90,086	88
12-31-09	9.13	0.45	•	1.03	1.48	0.81	—	—	0.81	—	9.80	18.00	0.20	0.10	0.10	5.04	93,792	56
Class S
06-30-14	12.07	0.11	•	0.53	0.64	0.30	—	—	0.30	—	12.41	5.35	0.48	0.40	0.40	1.81	3,360	11
12-31-13	11.06	0.29	•	0.99	1.28	0.27	—	—	0.27	—	12.07	11.76	0.47	0.36	0.36	2.53	3,086	55
12-31-12	10.12	0.24		0.96	1.20	0.26	—	—	0.26	—	11.06	12.02	0.47	0.34	0.34	2.51	1,664	107
12-31-11	10.34	0.24	•	(0.07)	0.17	0.39	—	—	0.39	—	10.12	1.53	0.47	0.31	0.31	2.29	1,378	59
12-31-10	9.73	0.34		0.70	1.04	0.43	—	—	0.43	—	10.34	10.91	0.45	0.34	0.34	3.53	1,752	88
12-31-09	9.06	0.43	•	1.02	1.45	0.78	—	—	0.78	—	9.73	17.79	0.45	0.35	0.35	4.89	1,631	56
Voya Strategic Allocation Growth Portfolio
Class I
06-30-14	13.22	0.07	•	0.69	0.76	0.28	—	—	0.28	—	13.70	5.79	0.23	0.14	0.14	1.14	160,384	12
12-31-13	10.99	0.21	•	2.22	2.43	0.20	—	—	0.20	—	13.22	22.40	0.21	0.11	0.11	1.74	159,018	53
12-31-12	9.70	0.18	•	1.27	1.45	0.16	—	—	0.16	—	10.99	14.99	0.20	0.06	0.06	1.77	141,892	74
12-31-11	10.24	0.14	•	(0.41)	(0.27)	0.27	—	—	0.27	—	9.70	(2.92)	0.20	0.05	0.05	1.42	138,642	53
12-31-10	9.39	0.23	•	0.97	1.20	0.35	—	—	0.35	—	10.24	13.06	0.19	0.09	0.09	2.47	171,094	36
12-31-09	9.04	0.37		1.48	1.85	0.97	0.53	—	1.50	—	9.39	25.37	0.20	0.13	0.13	4.12	168,071	75
Class S
06-30-14	13.13	0.04	•	0.69	0.73	0.25	—	—	0.25	—	13.61	5.60	0.48	0.39	0.39	0.63	2,640	12
12-31-13	10.92	0.18	•	2.21	2.39	0.18	—	—	0.18	—	13.13	22.11	0.46	0.36	0.36	1.54	863	53
12-31-12	9.62	0.16	•	1.25	1.41	0.11	—	—	0.11	—	10.92	14.71	0.45	0.31	0.31	1.51	648	74
12-31-11	10.16	0.12	•	(0.42)	(0.30)	0.24	—	—	0.24	—	9.62	(3.16)	0.45	0.30	0.30	1.14	620	53
12-31-10	9.32	0.21	•	0.96	1.17	0.33	—	—	0.33	—	10.16	12.81	0.44	0.34	0.34	2.22	1,753	36
12-31-09	8.99	0.32	•	1.49	1.81	0.95	0.53	—	1.48	—	9.32	24.90	0.45	0.38	0.38	3.88	1,715	75

See Accompanying Notes to Financial Statements

9

Financial Highlights (Unaudited) (continued)

		Income (loss)
		from
		investment				Less											Supplemental
		operations				Distributions							Ratios to average net assets				Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2) (3)(4)	Net investment income (loss) (2)(3) (4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-14	12.61	0.09	•	0.60	0.69	0.30	—	—	0.30	—	13.00	5.55	0.23	0.16	0.16	1.48	157,656	13
12-31-13	11.05	0.24	•	1.57	1.81	0.25	—	—	0.25	—	12.61	16.60	0.21	0.12	0.12	2.08	153,367	54
12-31-12	9.93	0.23	•	1.11	1.34	0.22	—	—	0.22	—	11.05	13.60	0.20	0.09	0.09	2.18	142,200	84
12-31-11	10.31	0.20	•	(0.24)	(0.04)	0.34	—	—	0.34	—	9.93	(0.57)	0.21	0.07	0.07	1.97	139,057	57
12-31-10	9.58	0.30	•	0.83	1.13	0.40	—	—	0.40	—	10.31	12.03	0.19	0.10	0.10	3.15	164,412	60
12-31-09	9.10	0.39	•	1.30	1.69	0.91	0.30	—	1.21	—	9.58	21.84	0.21	0.13	0.13	4.47	166,449	62
Class S
06-30-14	12.54	0.07	•	0.59	0.66	0.27	—	—	0.27	—	12.93	5.36	0.48	0.41	0.41	1.18	2,485	13
12-31-13	11.00	0.22	•	1.55	1.77	0.23	—	—	0.23	—	12.54	16.24	0.46	0.37	0.37	1.84	1,758	54
12-31-12	9.86	0.21	•	1.11	1.32	0.18	—	—	0.18	—	11.00	13.45	0.45	0.34	0.34	1.96	1,223	84
12-31-11	10.25	0.15	•	(0.22)	(0.07)	0.32	—	—	0.32	—	9.86	(0.91)	0.46	0.32	0.32	1.44	1,131	57
12-31-10	9.53	0.27		0.83	1.10	0.38	—	—	0.38	—	10.25	11.77	0.44	0.35	0.35	2.92	2,874	60
12-31-09	9.05	0.38		1.28	1.66	0.88	0.30	—	1.18	—	9.53	21.60	0.46	0.38	0.38	4.34	2,703	62

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (formerly, ING Strategic Allocation Portfolios, Inc.) (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers Class I and Class S shares. Each class has equal rights as to class and voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING

Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds are recorded at their estimated fair value, as described below. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation of the Portfolios’ investments in Underlying Funds is based on the net asset value (“NAV”) of the Underlying Funds each business day.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

The Portfolios’ Board of Directors (“Board”) has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The

Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of the Underlying Funds, were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$11,338,456	$10,588,860
Strategic Allocation Growth	19,538,304	24,443,676
Strategic Allocation Moderate	19,963,244	22,280,922

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Adviser with a fee of 0.08% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and a fee of 0.60% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of each Portfolio’s average daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) owned more than 5% of the following Portfolios:

Subsidiaries	Portfolios	Percentage
ING Life Insurance and Annuity Company	Strategic Allocation Conservative	88.04%
	Strategic Allocation Growth	90.40
	Strategic Allocation Moderate	87.15

Subsidiaries	Portfolios	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	7.36
	Strategic Allocation Growth	5.82
	Strategic Allocation Moderate	9.49

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors” deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Portfolio(1)	Class I	Class S
Strategic Allocation Conservative	0.65%	0.90%
Strategic Allocation Growth(2)	0.75%	1.00%
Strategic Allocation Moderate	0.70%	0.95%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

(2)	Pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for Strategic Allocation Growth to 0.71% and 0.96% for Classes I and S, respectively. The side letter agreement will continue through May 1, 2015 unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Investment Management Agreement or the Expense Limitation Agreement has been terminated.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2015	2016	2017	Total
Strategic Allocation Conservative	$135,667	$92,919	$76,885	$305,471
Strategic Allocation Growth	221,418	178,175	144,421	544,014
Strategic Allocation Moderate	213,156	138,427	119,294	470,877

The Expense Limitation Agreements are contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2014	474,252	—	191,973	(495,038)	171,187	5,801,100	—	2,338,231	(6,088,543)	2,050,788
12/31/2013	683,287	—	190,390	(996,179)	(122,502)	7,968,835	—	2,185,674	(11,561,920)	(1,407,411)
Class S
6/30/2014	42,836	—	6,153	(33,909)	15,080	521,497	—	74,450	(413,068)	182,879
12/31/2013	368,664	—	3,490	(267,026)	105,128	4,201,214	—	39,815	(3,016,367)	1,224,662
Strategic Allocation Growth
Class I
6/30/2014	197,347	—	240,859	(759,805)	(321,599)	2,631,345	—	3,174,517	(10,060,868)	(4,255,006)
12/31/2013	571,982	—	219,059	(1,669,625)	(878,584)	6,948,002	—	2,554,232	(20,218,701)	(10,716,467)
Class S
6/30/2014	128,620	—	1,233	(1,707)	128,146	1,683,070	—	16,151	(22,559)	1,676,662
12/31/2013	17,092	—	1,016	(11,703)	6,405	206,905	—	11,779	(142,679)	76,005
Strategic Allocation Moderate
Class I
6/30/2014	277,941	—	284,106	(594,782)	(32,735)	3,525,317	—	3,571,212	(7,554,527)	(457,998)
12/31/2013	626,647	—	272,293	(1,603,639)	(704,699)	7,400,066	—	3,131,374	(19,015,779)	(8,484,339)
Class S
6/30/2014	71,321	—	3,031	(22,365)	51,987	891,562	—	37,943	(284,556)	644,949
12/31/2013	43,305	—	2,334	(16,698)	28,941	504,033	—	26,752	(194,667)	336,118

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2014.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that under performs other funds or asset classes.

Foreign Investments and/or Developing and Emerging Markets. There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers;

accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	Ordinary Income	Ordinary Income
Strategic Allocation Conservative	$2,412,681	$2,225,489
Strategic Allocation Growth	3,190,668	2,566,011
Strategic Allocation Moderate	3,609,154	3,158,126

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Conservative	$2,412,591	$7,959,127	$(8,429,243)	2017
			(970,483)	2018
			$(9,399,726)
Strategic Allocation Growth	3,189,631	28,659,213	(19,714,116)	2017
			(13,221,573)	2018
			$(32,935,689)
Strategic Allocation Moderate	3,608,724	22,994,877	(23,340,846)	2017
			(6,654,643)	2018
			$(29,995,489)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya

Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

17

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
39,949	iShares iBoxx $ High Yield Corporate Bond Fund	$3,803,145	4.0
	Total Exchange-Traded Funds (Cost $3,727,309)	3,803,145	4.0
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
1,120,619	Voya High Yield Bond Fund - Class I	9,547,671	10.0
3,501,552	Voya Intermediate Bond Fund - Class R6	35,295,646	37.1
730,605	Voya International Index Portfolio - Class I	7,612,902	8.0
493,642	Voya Large Cap Growth Portfolio - Class I	9,956,753	10.4
720,259	Voya Large Cap Value Portfolio - Class I	9,046,447	9.5
112,905	Voya MidCap Opportunities Portfolio - Class I	1,905,830	2.0
126,608	Voya Multi-Manager Mid Cap Value Fund - Class I	1,906,716	2.0
114,690	Voya Russell™ Mid Cap Index Portfolio - Class I	1,907,298	2.0
379,675	Voya Short Term Bond Fund - Class R6	3,808,137	4.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
487,832	Voya U.S. Stock Index Portfolio - Class I	$7,600,423	8.0
232,820	VY Clarion Global Real Estate Portfolio - Class I	2,852,050	3.0
	Total Mutual Funds (Cost $78,931,218)	91,439,873	96.0
	Total Investments in Securities (Cost $82,658,527)	$95,243,018	100.0
	Assets in Excess of Other Liabilities	11,957	—
	Net Assets	$95,254,975	100.0

Cost for federal income tax purposes is $83,874,195.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,368,823
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$11,368,823

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,803,145	$—	$—	$3,803,145
Mutual Funds	91,439,873	—	—	91,439,873
Total Investments, at fair value	$95,243,018	$—	$—	$95,243,018

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

18

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class I	$9,047,207	$1,200,873	$(895,250)	$194,841	$9,547,671	$261,101	$1,401	$—
Voya Intermediate Bond Fund - Class R6	33,384,739	3,402,365	(2,667,317)	1,175,859	35,295,646	538,474	(49,505)	—
Voya International Index Portfolio - Class I	7,242,646	786,895	(685,475)	268,836	7,612,902	59,740	27,064	—
Voya Large Cap Growth Portfolio - Class I	9,511,055	751,284	(831,600)	526,014	9,956,753	—	32,421	—
Voya Large Cap Value Portfolio - Class I	8,597,615	721,594	(824,580)	551,818	9,046,447	—	36,298	—
Voya MidCap Opportunities Portfolio - Class I	1,813,943	166,013	(100,702)	26,576	1,905,830	6,930	8,785	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,813,518	123,814	(200,117)	169,501	1,906,716	—	14,984	—
Voya Russell™ Mid Cap Index Portfolio - Class I	1,810,436	194,036	(167,427)	70,253	1,907,298	20,292	5,778	59,446
Voya Short Term Bond Fund - Class R6	3,605,027	434,048	(238,110)	7,172	3,808,137	31,599	19	—
Voya U.S. Stock Index Portfolio - Class I	4,587,752	3,211,684	(539,687)	340,674	7,600,423	—	2,367	—
VY Clarion Global Real Estate Portfolio - Class I	2,724,097	155,386	(328,521)	301,088	2,852,050	—	20,971	—
	$84,138,035	$11,147,992	$(7,478,786)	$3,632,632	$91,439,873	$918,136	$100,583	$59,446

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

19

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Growth Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
68,345	iShares iBoxx $ High Yield Corporate Bond Fund	$6,506,444	4.0
	Total Exchange-Traded Funds (Cost $6,374,375)	6,506,444	4.0
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
280,796	Voya Emerging Markets Index Portfolio - Class I	3,265,661	2.0
1,152,340	Voya High Yield Bond Fund - Class I	9,817,939	6.0
486,289	Voya Intermediate Bond Fund - Class R6	4,901,790	3.0
2,659,461	Voya International Index Portfolio - Class I	27,711,581	17.0
1,409,441	Voya Large Cap Growth Portfolio - Class I	28,428,434	17.5
2,142,863	Voya Large Cap Value Portfolio - Class I	26,914,366	16.5
338,447	Voya MidCap Opportunities Portfolio - Class I	5,712,977	3.5
379,519	Voya Multi-Manager Mid Cap Value Fund - Class I	5,715,551	3.5
884,036	Voya Russell™ Mid Cap Index Portfolio - Class I	14,701,519	9.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
288,357	Voya Small Company Portfolio - Class I	$6,525,523	4.0
1,253,516	Voya U.S. Stock Index Portfolio - Class I	19,529,779	12.0
265,884	VY Clarion Global Real Estate Portfolio - Class I	3,257,076	2.0
	Total Mutual Funds (Cost $116,816,017)	156,482,196	96.0
	Total Investments in Securities (Cost $123,190,392)	$162,988,640	100.0
	Assets in Excess of Other Liabilities	35,663	—
	Net Assets	$163,024,303	100.0

Cost for federal income tax purposes is $128,225,735.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,762,905
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$34,762,905

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,506,444	$—	$—	$6,506,444
Mutual Funds	156,482,196	—	—	156,482,196
Total Investments, at fair value	$162,988,640	$—	$—	$162,988,640

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

20

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Growth Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,392,385	$829,754	$(3,898,842)	$(57,636)	$3,265,661	$44,532	$61,047	$—
Voya High Yield Bond Fund - Class I	9,575,808	6,733,086	(6,682,159)	191,204	9,817,939	262,331	7,183	—
Voya Intermediate Bond Fund - Class R6	7,962,035	(201,284)	(3,143,638)	284,677	4,901,790	114,799	(26,161)	—
Voya International Index Portfolio - Class I	27,163,355	12,268,452	(12,577,412)	857,186	27,711,581	209,817	153,158	—
Voya Large Cap Growth Portfolio - Class I	27,977,348	1,860,095	(2,871,650)	1,462,641	28,428,434	—	55,918	—
Voya Large Cap Value Portfolio - Class I	26,355,113	(202,012)	(836,860)	1,598,125	26,914,366	—	62,561	—
Voya MidCap Opportunities Portfolio - Class I	5,602,282	(15,655,955)	15,770,803	(4,153)	5,712,977	20,231	101,060	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,601,282	2,482,639	(2,869,819)	501,449	5,715,551	—	31,937	—
Voya Russell™ Mid Cap Index Portfolio - Class I	14,378,650	7,461,804	(7,602,234)	463,299	14,701,519	151,269	102,235	443,154
Voya Small Company Portfolio - Class I	6,377,788	(6,451,741)	7,171,124	(571,648)	6,525,523	21,512	113,723	667,064
Voya U.S. Stock Index Portfolio - Class I	8,095,487	18,122,065	(7,479,167)	791,394	19,529,779	—	3,138	—
VY Clarion Global Real Estate Portfolio - Class I	3,204,754	(8,010,113)	7,720,211	342,224	3,257,076	—	14,550	—
	$148,686,287	$19,236,790	$(17,299,643)	$5,858,762	$156,482,196	$824,491	$680,349	$1,110,218

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

21

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
67,108	iShares iBoxx $ High Yield Corporate Bond Fund	$6,388,681	4.0
	Total Exchange-Traded Funds (Cost $6,259,244)	6,388,681	4.0
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
137,854	Voya Emerging Markets Index Portfolio - Class I	1,603,243	1.0
1,131,437	Voya High Yield Bond Fund - Class I	9,639,844	6.0
3,660,815	Voya Intermediate Bond Fund - Class R6	36,901,015	23.1
1,689,624	Voya International Index Portfolio - Class I	17,605,878	11.0
1,146,606	Voya Large Cap Growth Portfolio - Class I	23,127,045	14.4
1,721,478	Voya Large Cap Value Portfolio - Class I	21,621,758	13.5
332,314	Voya MidCap Opportunities Portfolio - Class I	5,609,456	3.5
372,646	Voya Multi-Manager Mid Cap Value Fund - Class I	5,612,043	3.5
192,895	Voya Russell™ Mid Cap Index Portfolio - Class I	3,207,848	2.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
283,127	Voya Small Company Portfolio - Class I	$6,407,173	4.0
1,230,768	Voya U.S. Stock Index Portfolio - Class I	19,175,358	12.0
261,060	VY Clarion Global Real Estate Portfolio - Class I	3,197,987	2.0
	Total Mutual Funds (Cost $123,116,375)	153,708,648	96.0
	Total Investments in Securities (Cost $129,375,619)	$160,097,329	100.0
	Assets in Excess of Other Liabilities	44,001	—
	Net Assets	$160,141,330	100.0

Cost for federal income tax purposes is $131,544,913.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$28,552,416
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$28,552,416

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,388,681	$—	$—	$6,388,681
Mutual Funds	153,708,648	—	—	153,708,648
Total Investments, at fair value	$160,097,329	$—	$—	$160,097,329

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

22

Voya Strategic Allocation	PORTFOLIO OF INVESTMENTS
Moderate Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,654,777	$304,401	$(3,228,806)	$(127,129)	$1,603,243	$22,171	$68,714	$—
Voya High Yield Bond Fund - Class I	9,282,852	983,341	(819,827)	193,478	9,639,844	261,016	2,938	—
Voya Intermediate Bond Fund - Class R6	38,651,421	2,847,076	(5,939,921)	1,342,439	36,901,015	601,551	(63,226)	—
Voya International Index Portfolio - Class I	17,052,693	915,289	(1,001,329)	639,225	17,605,878	135,476	18,576	—
Voya Large Cap Growth Portfolio - Class I	22,506,285	782,098	(1,363,179)	1,201,841	23,127,045	—	61,312	—
Voya Large Cap Value Portfolio - Class I	20,935,366	834,094	(1,443,095)	1,295,393	21,621,758	—	70,852	—
Voya MidCap Opportunities Portfolio - Class I	5,439,331	313,901	(208,188)	64,412	5,609,456	20,182	33,587	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,438,209	131,962	(452,571)	494,443	5,612,043	—	39,235	—
Voya Russell™ Mid Cap Index Portfolio - Class I	3,102,236	197,976	(203,361)	110,997	3,207,848	33,587	14,584	98,395
Voya Small Company Portfolio - Class I	6,191,995	950,106	(239,259)	(495,669)	6,407,173	21,474	37,052	665,894
Voya U.S. Stock Index Portfolio - Class I	7,860,594	11,418,319	(896,992)	793,437	19,175,358	—	(189)	—
VY Clarion Global Real Estate Portfolio - Class I	3,111,694	65,993	(315,194)	335,494	3,197,987	—	20,696	—
	$144,227,453	$19,744,556	$(16,111,722)	$5,848,361	$153,708,648	$1,095,457	$304,131	$764,289

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

23

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-SAIS (0614-081514)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 3, 2014